Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
Leases
The Company has office space and certain equipment under leases that expire at various dates through 2025, subject to certain renewal options. The Company accounts for these leases primarily as operating leases.
Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Lease Payments
2019	$10.2
2020	9.3
2021	5.1
2022	2.9
2023	2.3
Thereafter	3.2
Total	$33.0

Litigation
Because of the nature of its business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company establishes liabilities for litigation and regulatory actions when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. For matters where a loss is believed to be reasonably possible, but not probable, no liability is established. For such matters, the Company may provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. The Company reviews relevant information with respect to litigation and regulatory matters on a quarterly basis and updates its established liabilities, disclosures and estimates of reasonably possible losses or range of loss based on such reviews.
Although the Company cannot predict the outcome of any litigation or regulatory action, the Company does not believe that any such matters will have an impact on its financial condition or results of operations that differs materially from the Company’s established liabilities. Given the inherent difficulty in predicting the outcome of such matters, however, it is possible that an adverse outcome in certain such matters could be material to the Company’s financial condition or results of operations for any particular reporting period.
Surplus Note
On December 12, 2014, Symetra Life and its wholly-owned subsidiary, Symetra Reinsurance Corporation (SRC), entered into a 25-year transaction to finance certain non-economic statutory reserves related to a block of universal life insurance policies with secondary guarantees issued by Symetra Life. As part of this transaction, SRC issued a surplus note with no initial principal balance. The maximum borrowing capacity as of December 31, 2018 was $100.7. There have been no borrowings since inception under the surplus note.
Other Commitments
As of December 31, 2018 and 2017, unfunded mortgage loan commitments were $65.9 and $53.2, respectively. The Company had no other material commitments or contingencies as of December 31, 2018 and 2017.